GCAT 2021-NQM3 Trust ABS-15G

Exhibit 99.18

Data Comparison

Run Date - XX/XX/XXXX

Marketing ID	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
975263628		Original Appraised Value	$XXX	$XXX	$5000.00	2.33%	The appraisal confirms the value is $XXX. The purchase price is $XXX. The lesser value was used to calculate the LTV>	Initial